Offerings - Offering: 1	Jul. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class B common shares, Ps.4.00 par value per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	(a) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. (b) Includes Class B common shares subject to the underwriters' over-allotment option to purchase additional shares. (c) Includes Class B common shares represented by American depositary shares, each of which represents 10 Class B common shares, issuable upon deposit of the Class B common shares, and that will be registered under a separate registration statement on Form F-6.